Employee Benefits (Composition of Employee Benefits) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Classes of employee benefits expense [abstract]
Fair value of plan assets	$ 453	$ 432
Termination benefits	(64)	(86)
Defined benefit obligation	(653)	(664)
Total employee benefits	$ (264)	$ (318)